Note 7 - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Executive Officer [Member]
Note 7 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Purchases from Related Party	$ 7.4	$ 3.7	$ 2.6
Accounts Payable, Related Parties, Current	0.9	0.1
Board of Directors [Member]
Note 7 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Purchases from Related Party	5.7	3.8	14.7
Accounts Payable, Related Parties, Current	1.5	0.9
Several Employees 1 [Member]
Note 7 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Purchases from Related Party	1.0	1.7	$ 1.3
Unconsolidated Equity [Member]
Note 7 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Purchases from Related Party	21.8	7.6
Several Employees 2 [Member]
Note 7 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Purchases from Related Party	$ 0.4	$ 0.4